Earnings (Loss) Per Share (Details Narrative) - shares	May 31, 2018	Feb. 28, 2018	May 31, 2017	Feb. 28, 2017
Warrant [Member]
Common shares outstanding	9,044,740	7,080,000	4,660,000	8,510,000
Stock Option [Member]
Common shares outstanding	6,235,159	6,437,600	2,392,310	6,692,310